Consolidated Statements of Stockholders' Equity (Parenthetical)	12 Months Ended
Jul. 31, 2021 USD ($)
August 2020 [Member] | Registered Direct Offering [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Payments of issuance cost	$ 1,464,276
January 2021 [Member] | IPO [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Payments of issuance cost	$ 2,970,165